FundX Future Fund Opportunities ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 86.9%	Shares	Value
Basic Materials - 2.1%
Carpenter Technology Corp.	5,484	$1,726,583
Sensient Technologies Corp.	22,296	2,094,709
		3,821,292

Communications - 7.0%
Chewy, Inc. - Class A (a)	38,787	1,281,910
GDS Holdings Ltd. - ADR (a)(b)	59,048	2,060,775
InterDigital, Inc.	8,015	2,551,816
Millicom International Cellular SA	62,959	3,490,447
Pinterest, Inc. - Class A (a)	57,575	1,490,617
Q2 Holdings, Inc. (a)	27,300	1,969,968
		12,845,533

Consumer, Cyclical - 13.1%
BJ's Wholesale Club Holdings, Inc. (a)	14,862	1,338,026
Cheesecake Factory, Inc.	37,346	1,885,226
DraftKings, Inc. - Class A (a)	76,103	2,622,509
FirstCash Holdings, Inc.	14,865	2,369,184
Ollie's Bargain Outlet Holdings, Inc. (a)	14,725	1,614,007
Planet Fitness, Inc. - Class A (a)	23,870	2,589,179
RH (a)	12,113	2,170,044
Shake Shack, Inc. - Class A (a)	15,221	1,235,489
Super Group SGHC Ltd.	149,469	1,786,154
Wingstop, Inc.	4,915	1,172,178
Wynn Resorts Ltd.	22,329	2,686,849
YETI Holdings, Inc. (a)	59,917	2,646,534
		24,115,379

Consumer, Non-cyclical - 26.7% (c)
ADMA Biologics, Inc. (a)	97,432	1,777,160
Bright Horizons Family Solutions, Inc. (a)	18,354	1,861,096
Catalyst Pharmaceuticals, Inc. (a)	74,973	1,749,870
Celsius Holdings, Inc. (a)	47,359	2,166,201
Convatec Group PLC - ADR (b)	106,990	1,398,359
elf Beauty, Inc. (a)	14,974	1,138,623
GeneDx Holdings Corp. (a)	12,053	1,567,613
Globus Medical, Inc. - Class A (a)	41,011	3,580,670
Guardant Health, Inc. (a)	36,827	3,761,510
Halozyme Therapeutics, Inc. (a)	44,731	3,010,396
HealthEquity, Inc. (a)	23,642	2,165,844
Herc Holdings, Inc.	13,000	1,928,940
Ionis Pharmaceuticals, Inc. (a)	45,851	3,627,273
iRhythm Technologies, Inc. (a)	14,777	2,622,031
Ligand Pharmaceuticals, Inc. (a)	9,280	1,754,569
Natera, Inc. (a)	13,301	3,047,126
Penumbra, Inc. (a)	11,629	3,615,572
Privia Health Group, Inc. (a)	44,291	1,050,140
RadNet, Inc. (a)	30,270	2,159,764
Remitly Global, Inc. (a)	83,702	1,155,088
Stride, Inc. (a)	27,050	1,756,356
Verra Mobility Corp. (a)	90,174	2,020,799
		48,915,000

Energy - 3.1%
Green Plains, Inc. (a)	240,903	2,360,849
TechnipFMC PLC	73,819	3,289,375
		5,650,224

Financial - 6.3%
Dave, Inc. (a)	9,280	2,054,685
Goosehead Insurance, Inc. - Class A	19,986	1,471,969
Palomar Holdings, Inc. (a)	12,020	1,619,815
Piper Sandler Cos.	5,941	2,018,217
StoneX Group, Inc. (a)	17,770	1,690,460
Wintrust Financial Corp.	19,552	2,733,761
		11,588,907

Industrial - 17.6%
Advanced Drainage Systems, Inc.	21,502	3,114,135
AeroVironment, Inc. (a)	6,346	1,535,034
BWX Technologies, Inc.	9,763	1,687,437
Casella Waste Systems, Inc. - Class A (a)	15,286	1,497,111
Cognex Corp.	54,000	1,942,920
Coherent Corp. (a)	8,474	1,564,046
Embraer SA - ADR	31,296	2,014,523
ESCO Technologies, Inc.	7,407	1,447,254
Fabrinet (a)	4,044	1,841,152
Knife River Corp. (a)	23,362	1,643,517
Mercury Systems, Inc. (a)	29,280	2,137,733
Oshkosh Corp.	14,916	1,873,897
Sterling Infrastructure, Inc. (a)	5,476	1,676,915
Tetra Tech, Inc.	71,040	2,382,681
Universal Display Corp.	17,000	1,985,260
Watts Water Technologies, Inc. - Class A	7,485	2,066,010
Zurn Elkay Water Solutions Corp.	38,071	1,769,921
		32,179,546

Technology - 11.0%
Bentley Systems, Inc. - Class B	37,424	1,428,287
Cirrus Logic, Inc. (a)	16,470	1,951,695
Clear Secure, Inc. - Class A	36,213	1,270,352
CyberArk Software Ltd. (a)	2,937	1,310,078
Dynatrace, Inc. (a)	41,788	1,811,092
Gitlab, Inc. - Class A (a)	56,461	2,118,981
Global-e Online Ltd. (a)	45,109	1,773,235
ON Semiconductor Corp. (a)	38,009	2,058,187
Onto Innovation, Inc. (a)	14,727	2,324,804
PAR Technology Corp. (a)	30,369	1,101,787
Pure Storage, Inc. - Class A (a)	20,755	1,390,793
Silicon Laboratories, Inc. (a)	11,878	1,552,455
		20,091,746
TOTAL COMMON STOCKS (Cost $152,311,085)		159,207,627

INVESTMENT COMPANIES - 12.3%
iShares Russell Midcap Growth Index Fund (b)	99,049	13,563,770
iShares S&P Small-Cap 600 Growth ETF (b)	64,211	9,064,025
TOTAL INVESTMENT COMPANIES (Cost $13,605,457)		22,627,795

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 11.4%
Mount Vernon Liquid Assets Portfolio, LLC, 3.86% (d)	20,790,903	20,790,903
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $20,790,903)		20,790,903

MONEY MARKET FUNDS - 1.1%
First American Government Obligations Fund - Class X, 3.67% (d)	2,092,390	2,092,390
TOTAL MONEY MARKET FUNDS (Cost $2,092,390)		2,092,390

TOTAL INVESTMENTS - 111.7% (Cost $188,799,835)		204,718,715
Liabilities in Excess of Other Assets - (11.7)%		(21,448,121)
TOTAL NET ASSETS - 100.0%		$183,270,594

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $20,144,257.
(c)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Investments of the FundX Future Fund Opportunities ETF (the "Fund") in open-end mutual funds are valued at their respective net asset values on the valuation date. Security valuations for the Fund’s investments in investment companies are furnished by an independent pricing service that has been approved by the Fund’s Board of Trustees (the "Board"). All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have maturities of less than 60 days, at time of purchase, are valued at amortized cost, which when combined with accrued interest, approximates market value.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

When reliable market quotations are not readily available or a pricing service does not provide a valuation (or provides a valuation that in the judgment of the Advisor does not represent the security's fair value) or when, in the judgment of the Advisor, events have rendered the market value unreliable, a security is fair valued in good faith by the Advisor under procedures approved by the Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2025, the Fund did not hold fair valued securities.

The Fund may utilize various methods to measure the fair value of some of its investments. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$159,207,627	$–	$–	$159,207,627
Investment Companies	22,627,795	–	–	22,627,795
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	20,790,903
Money Market Funds	2,092,390	–	–	2,092,390
Total Investments	$183,927,812	$–	$–	$204,718,715

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $20,790,903 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.